Collaboration and License Agreements - Cyrus Biotechnology, Inc. (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Sep. 07, 2021	Sep. 30, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity securities without readily determinable fair value, amount			$ 2,000	$ 2,000	$ 2,000
Cyrus Biotechnology, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment	$ 1,500,000	$ 1,500,000
Equity securities, stock purchase agreement, shares purchased (in shares)	2,326,934
Equity securities without readily determinable fair value, amount	$ 2,000		$ 2,000	$ 2,000	$ 2,000
Cyrus Biotechnology, Inc. | Series B Preferred Stock Purchase Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity securities, stock purchase agreement, par value per share (in dollars per share)	$ 0.0001
Equity securities, stock purchase agreement, purchase price per share (in dollars per share)	$ 0.8595